Share-Based Payment - Schedule of Number of Share Options and Their Related Weighted Average Exercise Prices (Details) - Stock Options [Member]	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Schedule of Number of Share Options and Their Related Weighted Average Exercise Prices [Line Items]
Number of options, outstanding at beginning of year	12,550,000	12,400,000	12,400,000
Weighted average exercise price, outstanding at beginning of year	$ 0.05	$ 0.05	$ 0.05
Number of options, Granted	14,850,000	150,000
Weighted average exercise price, Granted	$ 0.01	$ 0.01
Number of options, Expired	(300,000)
Weighted average exercise price, Expired	$ 0.12
Number of options, outstanding at end of year	27,100,000	12,550,000	12,400,000
Weighted average exercise price, outstanding at end of year	$ 0.03	$ 0.05	$ 0.05
Number of options, exercisable at end of year	23,462,500	12,550,000	10,733,330
Weighted average exercise price, exercisable at end of year	$ 0.03	$ 0.05	$ 0.05